Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of other current and non-current financial assets

Description of other financial assets	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Financial assets at amortized cost (1)	1,316,797	950,167
Derivative financial instruments
-For hedging	8,527	7,014
-Non-hedging (2)	519	4,174
Total other current financial assets	1,325,843	961,355
Financial assets at fair value through other comprehensive income (4)	232,268	9,497
Derivative financial instruments
-For hedging	15,993	22,606
Other financial assets at amortized cost	20	23
Total other non-current financial assets	248,281	32,126

Schedule of detailed information about other non-current financial assets

Institution	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Banco de Crédito e Inversiones	74,459	187,707
Banco Morgan Stanley (3)	5,590	—
Banco Santander	100,083	51,444
Banco Itau CorpBanca	372,061	15,048
Banco Estado	—	85,055
Banco de Chile	—	150,259
Scotiabank Sud Americano	672,720	250,362
Sumitomo Mitsui Banking	91,884	210,292
Total	1,316,797	950,167
________________________________________________
(1)Corresponds to term deposits whose maturity date is greater than 90 days and less than 360 days from the investment date constituted in the aforementioned financial institutions.
(2)Correspond to forwards and options that were not classified as hedging instruments (See detail in Note 12.3).
(3)As of December 31, 2023, collateral guarantees total ThUS$ 5,590, which are related to hedging derivative instruments.. As of December 31, 2022, there were no collateral guarantees.
(4)During the first quarter of 2023, the Company made an investment of ThUS$13,480 to acquire a 19.99% interest in Azure Minerals Limited (a company listed on the Australian Stock Exchange). The Company and Azure have entered into an acquisition agreement under which the Company has the right to choose a director and acquire 25% of all lithium products in which Azure has an interest on commercially competitive market terms. During the third and fourth quarter, the Company invested an additional ThUS$12,904 and ThUS$4,317, respectively, to maintain its ownership interest. As of December 31, 2023, the Company did not exercise significant influence over this entity and therefore this investment has been recognized as a financial instrument at fair value with changes in other comprehensive income on an irrevocable basis. The impact on other comprehensive income amounts to ThUS$135,358, net of tax.

Schedule of trade and other receivables

	As of December 31, 2023			As of December 31, 2022
Trade and other receivables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, current	784,422	—	784,422	1,002,223	—	1,002,223
Prepayments, current	74,630	—	74,630	38,709	—	38,709
Other receivables, current	18,163	2,559	20,722	16,648	2,091	18,739
Guarantee deposits (1)	29,966	—	29,966	29,840	—	29,840
Total trade and other receivables	907,181	2,559	909,740	1,087,420	2,091	1,089,511
See discussion about credit risk in Note 4.2.

	As of December 31, 2023			As of December 31, 2022
Trade and other receivables	Gross receivables	Impairment provision for doubtful receivables	Trade receivables, net	Gross receivables	Impairment provision for doubtful receivables	Trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables related to credit operations, current	787,667	(3,245)	784,422	1,006,982	(4,759)	1,002,223
Prepayments, current	75,414	(784)	74,630	39,493	(784)	38,709
Other receivables, current	21,209	(3,046)	18,163	19,920	(3,272)	16,648
Guarantee deposits (1)	29,966	—	29,966	29,840	—	29,840
Other receivables, non-current	2,559	—	2,559	2,091	—	2,091
Total trade and other receivables	916,815	(7,075)	909,740	1,098,326	(8,815)	1,089,511
(1)During the third quarter of 2022, the Company signed an agreement for an option to potentially acquire a battery-grade lithium hydroxide monohydrate plant with a production capacity of approximately 20,000 tons per year from lithium sulfate salts. In addition, the transaction secures rights to adjacent land for future expansion.
Schedule of impairment provision for doubtful receivables

As of December 31, 2023
	Trade accounts receivable days past due
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	Trade receivables due from related parties
						ThUS$	ThUS$
Expected Loss Rate on	0%	2%	7%	2%	39%	—	—
Total Gross Book Value	758,781	18,732	2,684	3,509	3,961	787,667	44,053
Impairment Estimate	1,007	422	197	67	1,552	3,245	800

As of December 31, 2022
	Trade accounts receivable days past due						Trade receivables due from related parties
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade
						ThUS$	ThUS$
Expected Loss Rate on	0%	1%	7%	6%	81%	—	—
Total Gross Book Value	968,129	30,187	1,457	3,336	3,873	1,006,982	83,000
Impairment Estimate	948	391	108	186	3,126	4,759	1,378

Schedule of movements in provisions
As of December 31, 2023, and 2022, movements in provisions are as follows:

Provisions	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Impairment provision of Accounts receivable at the beginning of the year	10,193	14,716	27,273
Increase (decrease) impairment of accounts receivable	(202)	(3,369)	235
Write-off of receivables	(1,351)	—	(11,091)
Difference in exchange rate	(765)	(1,154)	(1,701)
Impairment provision of Accounts Receivable Provision at the end of the year	7,875	10,193	14,716
Trade and other Receivables Provision	3,245	4,759	10,352
Current other Receivables Provision	3,830	4,056	3,647
Trade receivables with related parties, current Provision	800	1,378	717
Recovery of Insurrance	—	—	210

Impairment provision of Accounts Receivable	7,875	10,193	14,716

Schedule of derivative financial instruments classified as hedges

As of December 31, 2023	Assets	Liabilities	Total Realized	Hedging Reserve in Gross Equity (1)
Type of Instrument: Cross currency interest rate swaps and Forwards
Cash flow hedge derivatives
Short term	7,038	30,442	—	—
Long term	15,993	8,368	—	—
Subtotal	23,031	38,810	(13,067)	(2,712)
Type of Instrument: Forwards
Non-hedging derivates disbursement SQM Australia Pty
Short term	1,489	—	—	—
Long term	—	52	—	1,437
Subtotal	1,489	52	—	1,437
Underlying Investments Hedge	24,520	38,862	(13,067)	(1,275)
Type of Instrument: Forwards/Options
Non-hedge derivates with effect on income
Short term	519	14,795	—	—
Underlying Investments Hedge	519	14,795	5,401	—
Total Instruments	25,039	53,657	(7,666)	(1,275)

The Company recouponed the CCS with Santander Bank who had hedged the Series Q bond, by moving the UF/USD exchange rate upwards. This change increased the USD value of the bond by ThUS$16,440 and its interest payable. Santander Bank paid the company ThUS$17,320 on August 18, 2023 in exchange for this amendment.

As of December 31, 2022	Assets	Liabilities	Total Realized	Hedging Reserve in Gross Equity (1)
Type of Instrument: Cross currency interest rate swaps and Forwards
Cash flow hedge derivatives
Short term	7,014	42,754	—	—
Long term	15,467	19,772	—	—
Subtotal	22,481	62,526	(12,939)	(27,106)
Type of Instrument: Forwards
Non-hedging derivates disbursement SQM Australia Pty
Long term	7,139	—	—	7,139
Subtotal	7,139	—	—	7,139
Underlying Investments Hedge	29,620	62,526	(12,939)	(19,967)
Type of Instrument: Forwards/Options
Non-hedge derivates with effect on income
Short term	4,174	5,816	—	—
Underlying Investments Hedge	4,174	5,816	38,653	—
Total Instruments	33,794	68,342	25,714	(19,967)
________________________________________________
(1)See underlying hedges in Note 4.2 letters b) and d) and movement of cash flow hedge reserve in Note 19.4.

Schedule of asset and liability hedging derivatives

Reconciliation of asset and liability hedging derivatives	As of December 31, 2022	Cash Flow	Income Statement	Equity and Others	As of December 31, 2023
Hedge-to-debt derivatives	(10,061)	(14,850)	6,631	20,800	2,520
Hedging derivatives to investment	(29,984)	(10,082)	18,171	3,595	(18,300)
Non-hedging derivatives disbursement SQM Australia Pty asset	7,139	1,183	(1,183)	(5,702)	1,437
Non-hedging derivatives	(1,642)	(18,034)	5,401	—	(14,275)

Reconciliation of asset and liability hedging derivatives	As of December 31, 2021	Cash Flow	Income Statement	Equity and Others	As of December 31, 2022
Hedge-to-debt derivatives	(81,597)	8,616	37,494	25,426	(10,061)
Hedging derivatives to investment	12,613	(52,698)	16,104	(6,003)	(29,984)
Non-hedging derivatives disbursement SQM Australia Pty asset	—	2,022	—	5,117	7,139
Non-hedging derivatives	(418)	(39,878)	38,653	—	(1,642)

Schedule of derivative contract maturities	Derivative contract maturities are detailed as follows:

Series	Contract amount	Currency	Maturity date
	ThUS$
H	91,718	UF	01/05/2024
O	58,748	UF	02/01/2030
P	134,228	UF	01/15/2028
Q	123,370	UF	06/01/2030

Schedule of financial liabilities
As of December 31, 2023, and 2022, the detail is as follows:

	As of December 31, 2023			As of December 31, 2022
Other current and non-current financial liabilities	Currents	Non-Current	Total	Currents	Non-Current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities at amortized cost
Bank borrowings	1,164,262	295,518	1,459,780	130,840	197,522	328,362
Unsecured obligations	46,999	2,909,485	2,956,484	343,589	2,176,924	2,520,513
Derivative financial instruments
For hedging	30,443	8,419	38,862	42,754	19,772	62,526
Non-Hedging	14,795	—	14,795	5,816	—	5,816
Total	1,256,499	3,213,422	4,469,921	522,999	2,394,218	2,917,217

Schedule of information about short-term bank borrowings
As of December 31, 2023, the detail of this caption is as follows:

Debtor			Creditor			Currency or adjustment index
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country		Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Bank of Nova Scotia	United States of America	Dollar	Upon maturity	06/21/2024	5.88%	6.64%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon maturity	06/21/2024	4.49%	6.36%
93.007.000-9	SQM S.A.	Chile	97.043.000-8	JP Morgan	Chile	Dollar	Upon maturity	05/28/2024	6.69%	6.69%
93.007.000-9	SQM S.A.	Chile	97.036.000-K	Banco Santander	Chile	Dollar	Upon maturity	05/17/2024	5.95%	5.95%
93.007.000-9	SQM S.A.	Chile	97.036.000-K	Banco Santander	Chile	Dollar	Upon maturity	08/26/2024	6.88%	6.88%
93.007.000-9	SQM S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	05/30/2024	6.19%	6.19%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	02/20/2024	6.18%	6.18%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	06/10/2024	6.19%	6.19%
93.007.000-9	SQM S.A.	Chile	97.006.000-6	BCI	Chile	Dollar	Upon maturity	04/18/2024	6.01%	6.01%
93.007.000-9	SQM S.A.	Chile	97.006.000-6	BCI	Chile	Dollar	Upon maturity	10/17/2024	5.84%	6.46%
93.007.000-9	SQM S.A.	Chile	97.006.000-6	BCI	Chile	Dollar	Upon maturity	05/24/2024	6.17%	6.17%
93.007.000-9	SQM S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/05/2024	6.50%	6.50%
79.947.100-0	SQM Industrial S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Dollar	Upon maturity	05/16/2024	5.85%	5.85%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/05/2024	6.50%	6.50%
79.626.800-K	SQM Salar S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/05/2024	6.50%	6.50%
79.626.800-K	SQM Salar S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/05/2024	6.50%	6.50%
79.626.800-K	SQM Salar S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	05/17/2024	6.07%	6.07%
79.626.800-K	SQM Salar S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	05/30/2024	6.19%	6.19%
79.626.800-K	SQM Salar S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	07/18/2024	5.92%	6.15%
79.626.800-K	SQM Salar S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	06/10/2024	6.19%	6.19%
79.626.800-K	SQM Salar S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Dollar	Upon maturity	05/16/2024	5.85%	5.85%
79.626.800-K	SQM Salar S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Dollar	Upon maturity	06/21/2024	6.25%	6.25%

Debtor	Creditor	Nominal amounts as of December 31, 2023			Current amounts as of December 31, 2023
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Bank of Nova Scotia	—	—	—	—	406	406	—	406
SQM S.A.	Banco Santander	—	120,000	120,000	—	124,383	124,383	—	124,383
SQM S.A.	Banco Santander	—	200,000	200,000	—	204,625	204,625	—	204,625
SQM S.A.	Banco JP Morgan	—	50,000	50,000	—	50,288	50,288	—	50,288
SQM S.A.	Banco Santander/Kexim	—	—	—	—	177	177	—	177
SQM S.A.	Scotiabank Chile	—	25,000	25,000	—	25,898	25,898	—	25,898
SQM S.A.	Banco Estado	15,000	—	15,000	15,569	—	15,569	—	15,569
SQM S.A.	Banco Estado	—	20,000	20,000	—	20,695	20,695	—	20,695
SQM S.A.	BCI	—	100,000	100,000	—	104,176	104,176	—	104,176
SQM S.A.	BCI	—	100,000	100,000	—	101,238	101,238	—	101,238
SQM S.A.	BCI	—	50,000	50,000	—	51,825	51,825	—	51,825
SQM S.A.	Banco Itau	—	10,000	10,000	—	10,309	10,309	—	10,309
SQM Industrial S.A.	Banco de Chile	—	30,000	30,000	—	31,077	31,077	—	31,077
SQM Industrial S.A.	Banco Itau	—	20,000	20,000	—	20,618	20,618	—	20,618
SQM Salar S.A.	Banco Itau	—	10,000	10,000	—	10,311	10,311	—	10,311
SQM Salar S.A.	Banco Itau	—	20,000	20,000	—	20,618	20,618	—	20,618
SQM Salar S.A.	Scotiabank Chile	—	50,000	50,000	—	51,864	51,864	—	51,864
SQM Salar S.A.	Scotiabank Chile	—	50,000	50,000	—	51,797	51,797	—	51,797
SQM Salar S.A.	Banco Estado	—	70,000	70,000	—	71,913	71,913	—	71,913
SQM Salar S.A.	Banco Estado	—	80,000	80,000	—	82,779	82,779	—	82,779
SQM Salar S.A.	Banco de Chile	—	40,000	40,000	—	41,436	41,436	—	41,436
SQM Salar S.A.	Banco de Chile	—	70,000	70,000	—	72,260	72,260	—	72,260
Total		15,000	1,115,000	1,130,000	15,569	1,148,693	1,164,262	—	1,164,262
As of December 31, 2022

Debtor			Creditor			Currency or adjustment index
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country		Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	United States of America	Dollar	Upon maturity	05/30/2023	0.97%	5.22%
93.007.000-9	SQM S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	01/05/2023	4.50%	4.50%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	01/05/2023	4.59%	4.59%

Debtor	Creditor	Nominal amounts as of December 31, 2022			Current amounts as of December 31, 2022
		Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
Company	Financial institution	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	—	70,000	70,000	—	70,393	70,393	(149)	70,244
SQM S.A.	Banco Itau	20,000	—	20,000	20,062	—	20,062	—	20,062
SQM S.A.	Banco Estado	40,000	—	40,000	40,128	—	40,128	—	40,128
SQM S.A.	Scotiabank	—	—	—	406	—	406	—	406
Total		60,000	70,000	130,000	60,596	70,393	130,989	(149)	130,840

Schedule of current maturities of unsecured obligations
As of December 31, 2023, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds, as follows:

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax ID No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$250,000	01/28/2024	Dollar	Semiannual	Upon maturity	0.80%	4.38%
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2024	Dollar	Semiannual	Upon maturity	2.39%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2024	Dollar	Semiannual	Upon maturity	3.62%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	03/10/2024	Dollar	Semiannual	Upon maturity	3.30%	3.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$750,000	05/07/2024	Dollar	Semiannual	Upon maturity	6.89%	6.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2024	UF	Semiannual	Semiannual	1.58%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2024	UF	Semiannual	Upon maturity	1.68%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2024	UF	Semiannual	Upon maturity	1.41%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2024	UF	Semiannual	Upon maturity	2.41%	3.45%
Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2023			Carrying amounts of maturities as of December 31, 2023
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	ThUS$250,000	4,648	—	4,648	4,648	—	4,648	(433)	4,215
SQM S.A.	Chile	ThUS$450,000	—	2,869	2,869	—	2,869	2,869	(677)	2,192
SQM S.A.	Chile	ThUS$400,000	7,508	—	7,508	7,508	—	7,508	(235)	7,273
SQM S.A.	Chile	ThUS$700,000	7,554	—	7,554	7,554	—	7,554	(555)	6,999
SQM S.A.	Chile	ThUS$750,000	—	7,312	7,312	—	7,312	7,312	(1,521)	5,791
SQM S.A.	Chile	H	17,599	—	17,599	17,599	—	17,599	(172)	17,427
SQM S.A.	Chile	O	987	—	987	987	—	987	(82)	905
SQM S.A.	Chile	P	1,871	—	1,871	1,871	—	1,871	(12)	1,859
SQM S.A.	Chile	Q	—	359	359	—	359	359	(21)	338
Total			40,167	10,540	50,707	40,167	10,540	50,707	(3,708)	46,999

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax I No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$250,000	01/28/2023	Dollar	Semiannual	Upon maturity	1.17%	4.38%
93.007.000-9	SQM S.A.	Chile	—	ThUS$300,000	04/03/2023	Dollar	Semiannual	Upon maturity	0.56%	3.63%
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2023	Dollar	Semiannual	Upon maturity	3.01%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2023	Dollar	Semiannual	Upon maturity	3.79%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	03/10/2023	Dollar	Semiannual	Upon maturity	3.44%	3.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2023	UF	Semiannual	Semiannual	1.23%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2023	UF	Semiannual	Upon maturity	1.89%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2023	UF	Semiannual	Upon maturity	1.72%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2023	UF	Semiannual	Upon maturity	2.63%	3.45%
Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2022			Carrying amounts of maturities as of December 31, 2022
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	ThUS$250,000	4,648	—	4,648	4,648	—	4,648	(433)	4,215
SQM S.A.	Chile	ThUS$300,000	—	302,658	302,658	—	302,658	302,658	(170)	302,488
SQM S.A.	Chile	ThUS$450,000	—	2,869	2,869	—	2,869	2,869	(679)	2,190
SQM S.A.	Chile	ThUS$400,000	7,508	—	7,508	7,508	—	7,508	(237)	7,271
SQM S.A.	Chile	ThUS$700,000	—	7,554	7,554	—	7,554	7,554	(555)	6,999
SQM S.A.	Chile	H	17,566	—	17,566	17,566	—	17,566	(172)	17,394
SQM S.A.	Chile	O	965	—	965	965	—	965	(82)	883
SQM S.A.	Chile	P	1,830	—	1,830	1,830	—	1,830	(12)	1,818
SQM S.A.	Chile	Q	—	351	351	—	351	351	(20)	331
Total			32,517	313,432	345,949	32,517	313,432	345,949	(2,360)	343,589

Schedule of non-current bank borrowings
The following table shows the details of bank loans as of December 31, 2023:

Debtor			Creditor			Currency or adjustment index	Type of amortization	Effective rate	Nominal rate
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country
93.007.000-9	SQM S.A.	Chile	O-E	Bank of Nova Scotia	Canada	Dollar	Upon Maturity	5.88%	6.64%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon Maturity	5.49%	6.36%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2023				Carrying amounts of maturities as of December 31, 2023
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Bank of Nova Scotia	—	200,000	—	200,000	—	200,000	—	200,000	(1,648)	198,352
SQM S.A.	Banco Santander/Kexim	—	—	100,000	100,000	—	—	100,000	100,000	(2,834)	97,166
Total		—	200,000	100,000	300,000	—	200,000	100,000	300,000	(4,482)	295,518
As of December 31, 2022

Debtor			Creditor			Currency or adjustment index	Type of amortization	Effective rate	Nominal rate
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	United States of America	Dollar	Upon Maturity	2.33%	3.19%
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank	Canada	Dollar	Upon Maturity	5.10%	6.08%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2022				Carrying amounts of maturities as of December 31, 2022
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	—	—	—	—	—	—	—	—	—	—
SQM S.A.	Scotiabank	—	200,000	—	200,000	—	200,000	—	200,000	(2,478)	197,522
Total		—	200,000	—	200,000	—	200,000	—	200,000	(2,478)	197,522

Schedule of information about non-current maturities of unsecured obligations
The following table shows the details of “unsecured debentures that accrue non-current interest” as of December 31, 2023:

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax ID No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$250,000	01/28/2025	Dollar	Semiannual	Upon maturity	4.24%	4.38%
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2029	Dollar	Semiannual	Upon maturity	4.14%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2050	Dollar	Semiannual	Upon maturity	4.23%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	09/10/2051	Dollar	Semiannual	Upon maturity	3.45%	3.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$750,000	11/07/2033	Dollar	Semiannual	Upon maturity	6.89%	6.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.69%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.54%	3.45%

	Nominal non-current maturities as of December 31, 2023						Carrying amounts of maturities as of December 31, 2023
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
ThUS$250,000	250,000	—	—	—	—	250,000	250,000	—	—	—	—	250,000	(36)	249,964
ThUS$450,000	—	—	—	—	450,000	450,000	—	—	—	—	450,000	450,000	(2,991)	447,009
ThUS$400,000	—	—	—	—	400,000	400,000	—	—	—	—	400,000	400,000	(5,879)	394,121
ThUS$700,000	—	—	—	—	700,000	700,000	—	—	—	—	700,000	700,000	(14,787)	685,213
ThUS$750,000	—	—	—	—	750,000	750,000	—	—	—	—	750,000	750,000	(13,437)	736,563
H	—	—	—	—	83,887	83,887	—	—	—	—	83,887	83,887	(861)	83,026
O	—	—	—	—	62,915	62,915	—	—	—	—	62,915	62,915	(659)	62,256
P	—	—	—	—	125,830	125,830	—	—	—	—	125,830	125,830	(40)	125,790
Q	—	—	—	—	125,830	125,830	—	—	—	—	125,830	125,830	(287)	125,543
Total	250,000	—	—	—	2,698,462	2,948,462	250,000	—	—	—	2,698,462	2,948,462	(38,977)	2,909,485
As of December 31, 2022

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax ID No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$250,000	01/28/2025	Dollar	Semiannual	Upon maturity	4.08%	4.38%
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2029	Dollar	Semiannual	Upon maturity	4.10%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2050	Dollar	Semiannual	Upon maturity	4.19%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	09/10/2051	Dollar	Semiannual	Upon maturity	3.42%	3.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.69%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.43%	3.45%

	Nominal non-current maturities as of December 31, 2022						Carrying amounts of maturities as of December 31, 2022
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
ThUS$250,000	—	—	250,000	—	—	250,000	—	—	250,000	—	—	250,000	(469)	249,531
ThUS$450,000	—	—	—	—	450,000	450,000	—	—	—	—	450,000	450,000	(3,666)	446,334
ThUS$400,000	—	—	—	—	400,000	400,000	—	—	—	—	400,000	400,000	(6,112)	393,888
ThUS$700,000	—	—	—	—	700,000	700,000	—	—	—	—	700,000	700,000	(15,341)	684,659
H	—	—	—	—	96,967	96,967	—	—	—	—	96,967	96,967	(1,034)	95,933
O	—	—	—	—	61,536	61,536	—	—	—	—	61,536	61,536	(741)	60,795
P	—	—	—	—	123,072	123,072	—	—	—	—	123,072	123,072	(52)	123,020
Q	—	—	—	—	123,073	123,073	—	—	—	—	123,073	123,073	(309)	122,764
Total	—	—	250,000	—	1,954,648	2,204,648	—	—	250,000	—	1,954,648	2,204,648	(27,724)	2,176,924

Schedule of trade and other payables

	As of December 31, 2023			As of December 31, 2022
Details trade and other payables	Current	Non-current	Current	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	441,780	—	441,780	358,711	—	358,711
Other accounts payable	2,163	—	2,163	1,438	—	1,438
Prepayments from customers	5,690	—	5,690	14,640	—	14,640
Total	449,633	—	449,633	374,789	—	374,789

Schedule of suppliers current and past due on payments

	Amounts according to payment periods as of December 31, 2023
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	246,789	2,654	2	—	1,653	—	251,098
Services	142,625	243	4	—	65	—	142,937
Others	50,335	—	—	—	7	—	50,342
Total	439,749	2,897	6	—	1,725	—	444,377

	Amounts according to payment periods as of December 31, 2022
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	239,108	786	877	339	—	—	241,110
Services	91,499	1,270	73	—	65	—	92,907
Others	34,325	—	—	—	—	—	34,325
Total	364,932	2,056	950	339	65	—	368,342
Suppliers past due on payments

	Amounts according to payment periods as of December 31, 2023
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	864	158	77	66	185	—	1,350
Services	1,557	57	24	8	19	—	1,665
Others	10	9	—	—	59	—	78
Total	2,431	224	101	74	263	—	3,093

	Amounts according to payment periods as of December 31, 2022
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	1,294	135	64	24	1,363	—	2,880
Services	1,548	174	20	1	196	—	1,939
Others	136	27	—	—	27	—	190
Total	2,978	336	84	25	1,586	—	5,009

Schedule of detailed information about financial assets

	As of December 31, 2023			As of December 31, 2022
Description of financial assets	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalent	1,041,369	—	1,041,369	2,655,236	—	2,655,236
Trade receivables due from related parties at amortized cost	43,253	—	43,253	81,622	—	81,622
Financial assets measured at amortized cost	1,316,797	20	1,316,817	950,167	23	950,190
Trade and other receivables	907,181	2,559	909,740	1,087,420	2,091	1,089,511
Total financial assets measured at amortized cost	3,308,600	2,579	3,311,179	4,774,445	2,114	4,776,559
Financial instruments for hedging purposes	8,527	15,993	24,520	7,014	22,606	29,620
Derivative financial instruments with effect in profit or loss (no hedge)	519	—	519	4,174	—	4,174
Financial assets classified as available for sale at fair value through other comprehensive income	—	232,268	232,268	—	9,497	9,497
Total financial assets at fair value	9,046	248,261	257,307	11,188	32,103	43,291
Total financial assets	3,317,646	250,840	3,568,486	4,785,633	34,217	4,819,850

Schedule of detailed information about financial liabilities

	As of December 31, 2023			As of December 31, 2022
Description of financial liabilities	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
For hedging purposes through other comprehensive income	30,443	8,419	38,862	42,754	19,772	62,526
Held for trading at fair value through profit or loss	14,795	—	14,795	5,816	—	5,816
Financial liabilities at fair value	45,238	8,419	53,657	48,570	19,772	68,342
Bank loans	1,164,262	295,518	1,459,780	130,840	197,522	328,362
Unsecured obligations	46,999	2,909,485	2,956,484	343,589	2,176,924	2,520,513
Lease Liabilities	18,192	56,966	75,158	12,149	49,585	61,734
Trade and other payables	449,633	—	449,633	374,789	—	374,789
Total financial liabilities at amortized cost	1,679,086	3,261,969	4,941,055	861,367	2,424,031	3,285,398
Total financial liabilities	1,724,324	3,270,388	4,994,712	909,937	2,443,803	3,353,740

Schedule of fair value measurement of assets and liabilities

	As of December 31, 2023			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value (disclosure purposes)	Fair amount registered	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	1,041,369	1,041,369	—	1,041,369	—	—
Other current financial assets
-Time deposits	1,316,797	1,316,797	—	—	1,316,797	—
-Derivative financial instruments	—	—	—	—	—
-Forwards	—	—	324	—	324	—
-Options	—	—	195	—	195	—
-Hedging assets	—	—	8,527	—	8,527	—
-Swaps	—	—	—	—	—	—
Non-current accounts receivable	2,559	2,559	—	—	—	—
Other non-current financial assets:
-Other	20	20	—	—	20	—
-Equity instruments	—	—	232,268	232,268	—	—
-Hedging assets – Swaps	—	—	15,993	15,993	—	—
Other current financial liabilities
-Bank borrowings	1,164,262	1,164,262	—	—	1,164,262	—
-Derivative instruments	—	—	—	—	—	—
-Forwards	—	—	14,525	—	14,525	—
-Options	—	—	270	—	270	—
-Hedging liabilities – Swaps	—	—	12,143	—	12,143	—
-Swaps hedges, investments	—	—	18,300	—	18,300	—
-Cash flow hedges	—	—	—	—	—	—
-Unsecured obligations	46,999	46,999	—	—	46,999	—
Other non-current financial liabilities
-Bank borrowings	295,518	295,518	—	—	295,518	—
-Unsecured obligations	2,909,485	2,909,485	—	—	2,909,485	—
-Non-current hedging liabilities	—	—	8,419	—	8,419	—

	As of December 31, 2022			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value (disclosure purposes)	Fair amount registered	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	2,655,236	2,655,236	—	2,655,236	—	—
Other current financial assets
-Time deposits	950,167	950,167	—	—	950,167	—
-Derivative financial instruments
-Forwards	—	—	3,704	—	3,704	—
-Options	—	—	470	—	470	—
-Hedging assets	—	—	7,014	—	7,014	—
-Swaps	—	—	—	—	—	—
Non-current accounts receivable	2,091	2,091	—	—	—	—
Other non-current financial assets:
-Other	23	23	—	—	23	—
-Equity instruments	—	—	9,497	9,497	—	—
-Hedging assets – Swaps	—	—	22,606	22,606	—	—
Other current financial liabilities
-Bank borrowings	130,840	130,840	—	—	130,840	—
-Derivative instruments	—	—	—	—	—	—
-Forwards	—	—	4,848	—	4,848	—
-Options	—	—	968	—	968	—
-Hedging liabilities – Swaps	—	—	42,754	—	42,754	—
-Swaps hedges, investments	—	—	—	—	—	—
-Unsecured obligations	343,589	343,589	—	—	343,589	—
Other non-current financial liabilities
-Bank borrowings	197,522	196,598	—	—	196,598	—
-Unsecured obligations	2,176,924	2,476,924	—	—	2,476,924	—
-Non-current hedging liabilities	—	—	19,772	—	19,772	—

Schedule of net debt

Net debt	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Cash and cash equivalents	1,041,369	2,655,236
Other current financial assets	1,325,843	961,355
Other non-current financial hedge assets	15,993	22,606
Other current financial liabilities	(1,256,499)	(522,999)
Lease liabilities current	(18,192)	(12,149)
Other non-current financial liabilities	(3,213,422)	(2,394,218)
Non-current Lease liabilities	(56,966)	(49,585)
Total	(2,161,874)	660,246

Schedule of detailed information about changes in net debt

	As of December 31, 2022	From cash flow			Not from cash flow		As of December 31, 2023
Net debt		Amounts from loans	Amounts from interests	Other cash (inflows)/outflows	Income statement	Equity and others
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(2,848,875)	(1,534,282)	117,145	18,346	(168,598)	—	(4,416,264)
Financial instruments derived from hedging	(39,681)	(18,927)	4,077	—	11,731	20,800	(22,000)
Derivatives for investment hedges	(29,984)	—	—	(10,082)	18,171	3,595	(18,300)
Non-hedging Derivatives in Other financial liabilities	(5,816)	—	—	—	(8,979)	—	(14,795)
Current and non-current lease liabilities	(61,734)	15,914	2,038	—	(31,376)	—	(75,158)
Current and non-current financial liabilities	(2,986,090)	(1,537,295)	123,260	8,264	(179,051)	24,395	(4,546,517)
Cash and cash equivalents	2,655,236	—	(53,539)	(1,615,863)	55,535	—	1,041,369
Deposits that do not qualify as cash and cash equivalents	950,167	—	(49,226)	341,742	74,114	—	1,316,797
Debt Hedging Derivative Financial Instruments	29,620	—	—	—	(5,100)	—	24,520
Derivatives for investment hedges	—	—	—	—	—	—	—
Non-hedging derivatives on other financial assets	4,174	—	—	(18,034)	14,380	—	520
Hedging derivatives reimbursement of SQM Australia asset	7,139	—	—	1,183	(1,183)	(5,702)	1,437
Current and Non-Current Financial Assets	3,646,336	—	(102,765)	(1,290,972)	137,746	(5,702)	2,384,643
Total	660,246	(1,537,295)	20,495	(1,282,708)	(41,305)	18,693	(2,161,874)

	As of December 31, 2021	From cash flow			Not from cash flow		As of December 31, 2022
Net debt		Amounts from loans	Amounts from interests	Other cash (inflows)/outflows	Income statement	Equity and others
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(2,555,511)	(246,883)	98,155	2,566	(147,202)	—	(2,848,875)
Debt hedging derivative financial instruments	(81,854)	993	7,623	—	6,108	27,449	(39,681)
Hedging and investment derivatives	—	—	—	(2,662)	(21,319)	(6,003)	(29,984)
Non-hedging derivatives on other financial liabilities	(1,672)	—	—	—	(4,144)	—	(5,816)
Operating lease liabilities, current and non-current	(54,223)	10,478	1,226	—	(19,215)	—	(61,734)
Current and non-current financial liabilities	(2,693,260)	(235,412)	107,004	(96)	(185,772)	21,446	(2,986,090)
Cash and cash equivalents	1,515,051	—	(25,623)	1,165,225	583	—	2,655,236
Deposits that do not qualify as cash and cash equivalents	905,170	—	(24,088)	24,679	44,406	—	950,167
Debt hedging derivative financial instruments	257	—	—	—	29,363	—	29,620
Hedging and investment derivatives	12,613	—	—	—	(12,613)	—	—
Non-hedging derivatives on other financial assets	1,254	—	—	(39,878)	42,798	—	4,174
Hedging derivatives reimbursement of SQM Australia asset	—	—	2,022	—	—	5,117	7,139
Current and Non-Current Financial Assets	2,434,345	—	(47,689)	1,150,026	104,537	5,117	3,646,336
Total	(258,915)	(235,412)	59,315	1,149,930	(81,235)	26,563	660,246